Other Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 64,000,000	$ 58,000,000	$ 61,000,000
Acquired Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss of intangible assets	$ 2,000,000	$ 0	$ 4,000,000